Lease Obligations (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 37,792	$ 9,656
Less: future finance charges	(13,913)	(890)
Present value of minimum lease payments	23,879	8,766
Current portion	8,831	3,395
Non-current portion	15,048	5,371
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	9,313	3,912
Between one and five years
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	13,521	$ 5,744
More than five years
Disclosure of finance lease and operating lease by lessee [line items]
Total lease obligations	$ 14,958